PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 48,537	$ 131,582	$ 151,126
Currency translation differences	5,653	1,031	19,444
Plant and equipment written off	0	3,695	1,738
Accumulated depreciation transferred		70,166	1,326
Impairment loss of plant and equipment	$ 0	$ 0	$ 0